Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Revenue Recognition	Revenue Recognition:

Revenues are recognized at the time of shipment to with the price to the buyer being fixed and determinable and collectability assured, provided title and risk of loss is transferred to the customer. Provisions, when appropriate, are made where the right to return exists.

Shipping and handling costs charged to customers are classified as sales, and the shipping and handling costs incurred are included in cost of sales.